Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share

	Year ended December 31.
(in thousands of euro, except for data share)	2019	2020	2021
Net income (loss)	(20,759)	(63,984)	(52,809)
Weighted average number of ordinary shares in circulation	66,908,389	78,934,960	79,542,627
Basic income (loss) per share (€ per share)	(0.31)	(0.81)	(0.66)

	Year ended December 31,
(in thousands of euro, except for data share)	2019	2020	2021
Net income (loss)	(20,759)	(63,984)	(52,809)
Weighted average number of ordinary shares in circulation	66,908,389	78,934,960	79,542,627
Adjustment for share instruments	—	—	—
Diluted income (loss) per share (€ per share)	(0.31)	(0.81)	(0.66)